Form N-1A Cover	Nov. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Jul. 01, 2025
Document Effective Date	Jul. 01, 2025
Registrant Name	Connors Funds
Entity Central Index Key	0001884762
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Prospectus Date	Mar. 30, 2025